Relevant Events	12 Months Ended
Dec. 31, 2023
Relevant Events [Abstract]
Relevant Events
5.	Relevant Events:

a)	On January 26, 2023, the Board of Directors of Banco de Chile agreed to convene an Ordinary Shareholders’ Meeting for March 23, 2023 in order to propose, among other matters, the following distribution of profits for the year ended on December 31, 2022:

i.	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid capital and reserves according to the variation of the Consumer Price Index that occurred between November 2021 and November 2022, amounting to Ch$542,504,045,836 which will be added to retained earnings from previous periods.

ii.	Distribute in the form of dividend the remaining profit, corresponding to a dividend of Ch$8.58200773490 to each of the 101,017,081,114 shares of the Bank.

Consequently, it will be proposed a distribution as dividend of 61.5% of the profits for the year ending December 31, 2022.

b)	On March 3, 2023, Banco de Chile informed the Financial Markets Commission that Mr. Alfredo Ergas Segal had ceased to hold office as Director of the Bank due to a supervening cause of incapacity arising from circumstances beyond his control. This was due to the fact that, within the framework of the corresponding periodic update at the Board meeting on December 22, 2022, a company in which Mr. Ergas is a Director was included as one of the Bank’s main clients, thus constituting the situation outlined in numeral 5 of subsection 3 of article 50 bis of Law 18,046 on corporations.

The aforementioned factual circumstances and the corresponding communication to the Superintendence of Pensions previously made by Mr. Ergas regarding the same matter, were reported by the Bank to the Commission for the Financial Market on December 30th.

In turn, by Resolution No. E-250 of March 3, 2023, the Superintendence of Pensiones established the disability of Mr. Ergas, based on the verification of the cause of supervening disability referred to above.

By virtue of the foregoing, the Independent Alternate Director Mr. Paul Fürst Gwinner assumed the role of Independent Regular Director, replacing Mr. Ergas in accordance with the procedure set forth in the Bank’s Bylaws.

c)	On March 23, 2023, at the Bank’s Ordinary Shareholders’ Meeting, our shareholders proceeded to the complete renewal of the Board of Directors, due to the end of the legal and statutory three-year term with respect to the Board of Directors that has ceased in its functions.

After the corresponding voting at the aforesaid meeting, the following persons were appointed as the Bank’s Directors for a new three-year term:

Directors:	Raúl Anaya Elizalde
Hernán Büchi Buc
Andrés Ergas Heymann
	Jaime Estévez Valencia	(Independent)
Julio Santiago Figueroa
Pablo Granifo Lavín
	Ana Holuigue Barros	(Independent)
Andrónico Luksic Craig
Jean Paul Luksic Fontbona
Sinéad O’Connor
Francisco Pérez Mackenna

First Alternate Director:	Paul Fürst Gwinner	(Independent)

Second Alternate Director:	Sandra Marta Guazzotti

Moreover, in its Ordinary Session No. BCH 2,986 of the same date, the Board of Directors of the Bank agreed to the following officer appointments and designations:

Chairman:	Pablo Granifo Lavín

Vice Chairman:	Andrónico Luksic Craig

Vice Chairman:	Julio Santiago Figueroa

d)	During the year 2023 Banco de Chile has reported as essential fact the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission:

Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate
January 6, 2023	11/2022	GI	4,000,000	CLF	09/01/2035	2.61%
March 16, 2023	14/2016	DG	9,750,000,000	CLP	05/01/2027	6.55%
March 23, 2023	14/2016	DG	11,250,000,000	CLP	05/01/2027	6.55%
April 11, 2023	11/2022	GG	650,000	CLF	05/01/2035	2.50%
April 28, 2023	11/2015	CG	500,000	CLF	08/01/2032	2.65%
May 18, 2023	11/2022	GB	460,000	CLF	09/01/2034	2.78%
June 2, 2023	11/2015	CH	300,000	CLF	12/01/2032	2.96%
June 6, 2023	11/2022	GB	215,000	CLF	09/01/2034	2.78%
June 8, 2023	11/2015	BU	290,000	CLF	08/01/2029	3.39%
June 9, 2023	11/2015	BU	510,000	CLF	08/01/2029	3.39%
June 9, 2023	11/2015	CE	740,000	CLF	12/01/2031	2.94%
June 12, 2023	11/2022	FW	4,000,000	CLF	05/01/2033	2.89%
June 15, 2023	11/2015	BU	650,000	CLF	08/01/2029	3.26%
June 16, 2023	11/2022	GB	200,000	CLF	09/01/2034	2.78%

Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate
August 1, 2023	11/2015	CI	155,000	CLF	02/01/2033	3.04%
August 18, 2023	11/2015	CI	515,000	CLF	02/01/2033	3.35%
August 24, 2023	11/2015	CH	250,000	CLF	12/01/2032	3.34%
August 25, 2023	9/2015	BO	630,000	CLF	02/01/2028	3.61%
August 29, 2023	9/2015	BO	1,370,000	CLF	02/01/2028	3.61%
August 29, 2023	11/2015	CE	260,000	CLF	12/01/2031	3.27%
November 3, 2023	11/2022	FB	210,000	CLF	04/01/2029	4.16%
November 7, 2023	11/2022	FB	440,000	CLF	04/01/2029	4.16%
November 8, 2023	11/2022	EY	900,000	CLF	04/01/2028	4.26%
November 9, 2023	11/2022	FB	100,000	CLF	04/01/2029	4.16%
November 14, 2023	11/2015	CI	680,000	CLF	02/01/2033	3.90%
November 14, 2023	11/2015	CH	200,000	CLF	12/01/2032	3.90%
November 15, 2023	11/2022	FB	660,000	CLF	04/01/2029	4.16%
November 22, 2023	11/2015	CE	100,000	CLF	12/01/2031	3.64%
November 23, 2023	11/2015	CE	300,000	CLF	12/01/2031	3.60%
December 1, 2023	11/2022	GH	4,000,000	CLF	06/01/2035	3.67%
December 5, 2023	11/2015	CH	400,000	CLF	12/01/2032	3.55%
December 18, 2023	11/2015	CG	250,000	CLF	08/01/2032	3.31%
December 20, 2023	11/2015	CH	250,000	CLF	12/01/2032	3.21%

e)	During the year 2023 Banco de Chile has reported as an essential fact the following placements in the foreign market, issued under its Medium Term Notes Program (“MTN”):

Date	Amount	Currency	Maturity date	Average rate
June 1, 2023	700,000,000	MXN	06/03/2027	TIIE (28 days) + 0.85%
June 8, 2023	6,300,000,000	JPY	06/16/2025	0.75%

f)	On July 24, 2023, the subsidiary Banchile Administradora General de Fondos S.A. reported that, in the Board meeting on the same date, the resignation presented by the Director, Mr. Andrés Lagos Vicuña, was acknowledged and accepted. Therefore, the Board of Directors agreed to appoint Ms. Catherine Tornel León as Director of Banchile Administradora General de Fondos S.A.

g)	On August 29, 2023, it was reported that Banco de Chile and Citigroup Inc. have agreed to extend the validity of the Cooperation Agreement, Global Connectivity Contract and the Amended and Restated Trademark License Agreement, the first two signed on October 22, 2015 and the last on November 29, 2019.

In accordance with the aforementioned extension, the validity of said contracts extends from January 1, 2024 and until January 1, 2026, the parties may agree before August 31, 2025 an extension for two years from on January 1, 2026. If this does not occur, the contracts will be automatically extended once for a period of one year starting on January 1, 2026 and until January 1, 2027. The same renewal procedure may be used in the future as often as the parties agree.

Together with the above and on this same date, Banco de Chile and Citigroup Inc. signed a modification to the Global Connectivity Agreement, a modification to the Amended and Restated Trademark License Agreement and an Amended and Restated Master Service Agreement, agreeing that the validity period of the latter will be the same as that established in the Cooperation Contract referred to in the previous paragraph.

The Board of Directors, in session held on August 24, 2023, approved the extension, modifications and subscription of the contracts mentioned above, in the terms provided for in articles 146 et seq. of the Corporations Law.

h)	On September 28, 2023, the Bank reported that in Ordinary Session No. 2,997, Mr. Andrónico Luksic Craig presented his resignation from the position of Regular Director and Vice President of Banco de Chile, effective as of December 29, 2023. The Board of Directors was aware of the aforementioned resignation of Mr. Luksic, accepted it with effect from the indicated date and expressed its recognition of his contribution and work for more than 20 years on the Board of Directors, contributing to the development of the Institution.

For their part, the alternate directors, Mr. Paul Fürst Gwinner and Mrs. Sandra Marta Guazzotti, expressed in the same Board session their intention to continue, as alternate directors, proceeding accordingly, in accordance with what is established in article 8 of the corporate bylaws, the Board of Directors will appoint a replacement director.

Taking into account the above, in the aforementioned session the Board of Directors agreed to appoint Mr. Patricio Jottar Nasrallah as Regular Director, replacing Mr. Andrónico Luksic Craig, with effect from December 29, 2023 and until the next ordinary shareholders’ meeting, which is responsible to decide on the final appointment.

Likewise, in the aforementioned session, the Board of Directors agreed to appoint the Regular Director, Mr. Francisco Pérez Mackenna, as Vice-president of the Board of Directors, effective from December 29th.

i)	On October 6, 2023, the subsidiary Banchile Administradora General de Fondos S.A. reported that, on that same date, Ms. Catherine Tornel León presented her resignation from the position of Director of Banchile Administradora General de Fondos S.A.

j)	On October 23, 2023, the subsidiary Banchile Administradora General de Fondos S.A. reported that, in a meeting held on the same date, the Company’s Board of Directors appointed Mr. Francisco Javier Brancoli Bravo as Director.

k)	On December 22, 2023, the subsidiary Banchile Corredores de Bolsa S.A. reported the acceptance of the resignation presented by Mr. Jorge Carrasco de Groote to the position of director of Banchile Corredores de Bolsa S.A. and the appointment of Mr. Juan Bissone as the new director of Banchile Corredores de Bolsa S.A.